Short-term borrowings (Details)		Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Financing Receivable, Past Due [Line Items]
Short term borrowings		$ 0	¥ 0	¥ 5,000,000
Xiaoshan Rural Commercial Bank [Member]
Financing Receivable, Past Due [Line Items]
Short term borrowings	[1]	0	0	3,000,000
Zhejiang Mintai Commercial Bank [Member]
Financing Receivable, Past Due [Line Items]
Short term borrowings	[2]	$ 0	¥ 0	¥ 2,000,000

[1]	On May 30, 2022, Fit-One entered into a one-year loan agreement with Xiaoshan Rural Commercial Bank of RMB3,000,000 bearing an interest rate of 6.30% per annum. The loan was guaranteed by a third-party entity, Hangzhou Financing Guarantee Group Co. The loan was fully repaid in May 2023.
[2]	On November 14, 2022, Fit-One entered into a one-year loan agreement with Zhejiang Mintai Commercial Bank of RMB1,000,000 bearing an interest rate of 7.16% per annum. The loan was guaranteed by Mr. Conggang Chen, Ms. Minghui Liu and Ms. Lianying Zhu. The loan was fully repaid in October 2023.